Non-controlling interests and redeemable non-controlling interests - Net Loss Attributable to Non-Controlling Interest (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests	$ 32,021	$ 20,937	$ 72,963	$ 40,902
Redeemable non-controlling interest, held by related party	(3,086)	(2,617)	(5,661)	(5,298)
Net effect of non-controlling interests	28,935	18,320	67,302	35,604
Non-controlling interests
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests	(416)	(349)	(1,934)	(4,044)
Class A Units | Class A Partnership Units
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests	31,100	19,579	71,961	41,521
Non-controlling interests - redeemable tax equity partnership units	$ 1,337	$ 1,707	$ 2,936	$ 3,425